SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Feb. 28, 2014
Stock option plan and employee share purchase plan
Employer match percentage	25.00%
Vesting period	12 months
Non-controlling Interest
Percentage of ownership interests acquired	50.10%
Computer Software [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	2 years
Infrastructure Systems Software [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	3 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	3 years
Test equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives	4 years
Research and development equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Computer hardware [Member]
Property, Plant and Equipment [Line Items]
Useful lives	2 years
Production fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful lives	3 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Communication equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives	3 years
Other [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	3 years
Other [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	5 years